MAJOR CUSTOMERS AND MAJOR SUPPLIERS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Major Customers And Major Suppliers 1	35.00%
Major Customers And Major Suppliers 2	76.20%
Major Customers And Major Suppliers 1		40.00%
Major Customers And Major Suppliers 2		15.80%
Major Customers And Major Suppliers 3		10.00%
Major Customers And Major Suppliers 4		9.60%
Major Customers And Major Suppliers 5		0.30%
Major Customers And Major Suppliers 6		0